UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche Small Cap Core Fund
	Shares	Value ($)
Common Stocks 97.5%
Consumer Discretionary 12.9%
Auto Components 4.5%
Cooper Tire & Rubber Co.	30,535	1,058,038
Dana Holding Corp.	45,661	992,670
Tenneco, Inc.*	18,981	1,074,514
Tower International, Inc.*	34,443	880,019

		4,005,241
Hotels, Restaurants & Leisure 2.3%
Ruby Tuesday, Inc.* (a)	152,627	1,043,969
The Cheesecake Factory, Inc. (a)	20,988	1,055,906

		2,099,875
Media 1.2%
Live Nation Entertainment, Inc.*	42,324	1,105,080
Specialty Retail 3.5%
Brown Shoe Co., Inc.	41,777	1,343,130
Outerwall, Inc.* (a)	12,062	907,304
The Children's Place, Inc.	16,201	923,457

		3,173,891
Textiles, Apparel & Luxury Goods 1.4%
Unifi, Inc.*	42,573	1,265,695
Consumer Staples 1.0%
Food & Staples Retailing
The Andersons, Inc.	17,433	926,389
Energy 1.5%
Energy Equipment & Services 0.3%
Basic Energy Services, Inc.*	38,832	272,212
Oil, Gas & Consumable Fuels 1.2%
Pacific Ethanol, Inc.* (a)	34,939	360,920
REX American Resources Corp.*	10,850	672,375

		1,033,295
Financials 22.0%
Banks 8.2%
BancorpSouth, Inc.	44,048	991,521
Cardinal Financial Corp.	56,760	1,125,551
First Merchants Corp.	53,257	1,211,597
Hancock Holding Co.	28,506	875,134
Lakeland Bancorp., Inc.	91,513	1,070,702
OFG Bancorp. (a)	64,656	1,076,522
Wintrust Financial Corp. (a)	22,588	1,056,215

		7,407,242
Capital Markets 4.1%
Ashford, Inc.*	1,185	111,390
Calamos Asset Management, Inc. "A"	80,333	1,070,036
Manning & Napier, Inc.	57,861	799,639
Piper Jaffray Companies, Inc.*	15,192	882,503
Pzena Investment Management, Inc. "A"	87,873	831,279

		3,694,847
Consumer Finance 1.1%
Cash America International, Inc. (a)	22,874	517,410
Enova International, Inc.*	20,929	465,879

		983,289
Insurance 6.0%
American Equity Investment Life Holding Co.	42,228	1,232,635
FBL Financial Group, Inc. "A"	21,030	1,220,371
Selective Insurance Group, Inc.	36,457	990,537
Symetra Financial Corp.	45,373	1,045,848
United Fire Group, Inc.	32,183	956,800

		5,446,191
Real Estate Investment Trusts 2.6%
Ashford Hospitality Trust (REIT)	103,138	1,080,886
Sun Communities, Inc. (REIT) (a)	20,604	1,245,718

		2,326,604
Health Care 20.5%
Biotechnology 2.9%
Anacor Pharmaceuticals, Inc.*	35,102	1,132,040
Ligand Pharmaceuticals, Inc.*	16,282	866,365
Threshold Pharmaceuticals, Inc.* (a)	203,005	645,556

		2,643,961
Health Care Equipment & Supplies 5.6%
CONMED Corp.	20,832	936,607
STERIS Corp. (a)	19,458	1,261,851
SurModics, Inc.*	37,150	821,015
Thoratec Corp.*	29,051	942,996
West Pharmaceutical Services, Inc.	20,875	1,111,385

		5,073,854
Health Care Providers & Services 8.6%
Centene Corp.*	14,544	1,510,394
Kindred Healthcare, Inc. (a)	40,428	734,981
Magellan Health, Inc.*	16,583	995,478
MedCath Corp.*	3,100	4,650
Molina Healthcare, Inc.*	26,638	1,425,932
PharMerica Corp.*	36,509	756,101
Providence Service Corp.*	29,349	1,069,478
U.S. Physical Therapy, Inc.	30,739	1,289,808

		7,786,822
Life Sciences Tools & Services 1.1%
Albany Molecular Research, Inc.* (a)	58,214	947,724
Pharmaceuticals 2.3%
Omeros Corp.* (a)	48,851	1,210,528
Sagent Pharmaceuticals, Inc.*	32,359	812,534

		2,023,062
Industrials 16.1%
Aerospace & Defense 3.1%
Ducommun, Inc.*	38,285	967,845
Esterline Technologies Corp.*	9,012	988,436
Moog, Inc. "A"*	11,881	879,550

		2,835,831
Air Freight & Logistics 1.0%
Air Transport Services Group, Inc.*	105,198	900,495
Airlines 2.7%
Hawaiian Holdings, Inc.*	37,012	964,162
JetBlue Airways Corp.* (a)	92,173	1,461,864

		2,426,026
Commercial Services & Supplies 2.8%
Deluxe Corp.	17,933	1,116,329
Ennis, Inc.	65,263	879,093
Kimball International, Inc. "B"	55,000	501,600

		2,497,022
Machinery 1.9%
Altra Industrial Motion Corp.	29,990	851,416
Briggs & Stratton Corp.	40,113	819,108

		1,670,524
Marine 1.2%
Matson, Inc.	31,878	1,100,429
Professional Services 1.0%
TrueBlue, Inc.*	40,510	901,347
Road & Rail 2.4%
ArcBest Corp.	20,653	957,680
Swift Transportation Co.*	40,811	1,168,419

		2,126,099
Information Technology 18.9%
Communications Equipment 1.1%
Calix, Inc.*	100,233	1,004,335
Electronic Equipment, Instruments & Components 4.0%
Benchmark Electronics, Inc.*	41,143	1,046,678
Checkpoint Systems, Inc.*	63,249	868,409
Kimball Electronics, Inc.*	41,250	495,825
Sanmina Corp.*	49,034	1,153,770

		3,564,682
Internet Software & Services 1.0%
WebMD Health Corp.*	22,813	902,254
IT Services 5.7%
Euronet Worldwide, Inc.*	21,778	1,195,612
Global Cash Access Holdings, Inc.*	133,549	954,875
Higher One Holdings, Inc.*	199,017	837,862
NeuStar, Inc. "A"* (a)	37,094	1,031,213
Syntel, Inc.*	24,066	1,082,489

		5,102,051
Semiconductors & Semiconductor Equipment 4.5%
Amkor Technology, Inc.*	113,594	806,517
Pericom Semiconductor Corp.*	95,582	1,294,180
Photronics, Inc.*	115,579	960,462
Ultra Clean Holdings, Inc.*	105,841	982,204

		4,043,363
Software 2.6%
Pegasystems, Inc.	48,369	1,004,624
Take-Two Interactive Software, Inc.*	49,155	1,377,815

		2,382,439
Materials 1.0%
Metals & Mining
Kaiser Aluminum Corp.	12,327	880,517
Utilities 3.6%
Electric Utilities 1.3%
Unitil Corp.	32,543	1,193,352
Multi-Utilities 2.3%
Avista Corp.	30,478	1,077,397
Black Hills Corp.	18,485	980,444

		2,057,841

Total Common Stocks (Cost $76,019,501)		87,803,881
Securities Lending Collateral 14.2%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $12,821,873)	12,821,873	12,821,873
Cash Equivalents 2.6%
Central Cash Management Fund, 0.06% (b) (Cost $2,297,316)	2,297,316	2,297,316

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $91,138,690) †	114.3	102,923,070
Other Assets and Liabilities, Net	(14.3)	(12,847,931)

Net Assets	100.0	90,075,139

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $91,173,305.  At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $11,749,765.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,870,365 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,120,600.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2014 amounted to $12,334,150, which is 13.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$87,799,231	$—	$4,650	$87,803,881
Short-Term Investments (a)	15,119,189	—	—	15,119,189

Total	$102,918,420	$—	$4,650	$102,923,070

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Core Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015